1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated deficit	(11,236,345)		(11,236,345)		(7,298,902)	(2,697,399)
Depreciation expense					2,818	682
Advertising Costs					25,068	51,497
Stock Options [Member]
Anti dilutive share excluded from earnings	6,727,150	5,886,400	6,727,150	5,886,400	5,741,400	7,708,400
Warrant [Member]
Anti dilutive share excluded from earnings	12,516,669	11,633,337	12,516,669	11,633,337	11,974,999	645,000